Multimanager Mid Cap Growth Portfolio
Multimanager Mid Cap Growth Portfolio – Class IA, IB and K Shares
Investment Objective:
Seeks to achieve long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Multimanager Mid Cap Growth Portfolio - USD ($)	Class IA Shares	Class IB Shares	Class K Shares
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses - Multimanager Mid Cap Growth Portfolio		Class IA Shares	Class IB Shares	Class K Shares
Management Fee		0.80%	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)		0.25%	0.25%	none
Other Expenses		0.26%	0.26%	0.26%
Total Annual Portfolio Operating Expenses		1.31%	1.31%	1.06%
Fee Waiver and/or Expense Reimbursement	[1]	(0.21%)	(0.21%)	(0.21%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.10%	1.10%	0.85%
[1]	Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2019 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses and extraordinary expenses) do not exceed an annual rate of average daily net assets of 1.10% for Class IA and IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2019.

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:
Expense Example - Multimanager Mid Cap Growth Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	112	395	698	1,561
Class IB Shares	112	395	698	1,561
Class K Shares	87	316	564	1,275

Expense Example, No Redemption - Multimanager Mid Cap Growth Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class IA Shares	112	395	698	1,561
Class IB Shares	112	395	698	1,561
Class K Shares	87	316	564	1,275

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41% of the average value of the Portfolio.
INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategy:
Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. mid-capitalization companies. For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500TM Index (“Russell 2500”) or the Russell Midcap® Index (“Russell Midcap”) at the time of investment (as of December 31, 2017, the market capitalization of the companies in the Russell 2500 was between $22.7 million and $17.2 billion and the market capitalization of the companies in the Russell Midcap was between $0.8 billion and $36.7 billion). In addition, securities of mid-capitalization companies may include financial instruments that derive their value from the securities of such companies. The sizes of the companies in these indexes change with market conditions, which can result in changes to the market capitalization ranges of companies in the indexes. The Portfolio intends to invest primarily in common stocks, but it may also invest in other securities that a Sub-Adviser believes provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC (“FMG LLC” or “Adviser”) will generally allocate the Portfolio’s assets among three or more Sub-Advisers, each of which will manage its portion of the Portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index (“Index Allocated Portion”) and the other portions of the Portfolio will be actively managed (“Active Allocated Portions”). Under normal circumstances, the Adviser anticipates allocating approximately 50% of the Portfolio’s net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Adviser and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio’s net assets.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2500TM Growth Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion.

Each Active Allocated Portion utilizes an aggressive, growth-oriented investment style and invests primarily in equity securities of companies that, in the view of the Sub-Adviser, are either in or entering into the growth phase of their business cycle. A Sub-Adviser may sell a security for a variety of reasons, such as to make other investments believed by the Sub-Adviser to offer superior investment opportunities.

The Portfolio also may lend its portfolio securities to earn additional income.
Principal Risks:
An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio. Performance may be affected by one or more of the following risks.

The following risks are described in alphabetical order and not in order of importance or potential exposure.

Equity Risk: In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors.

Index Strategy Risk: The Portfolio employs an index strategy, that is, it generally invests in the securities included in its index or a representative sample of such securities regardless of market trends. The Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio’s fees and expenses will reduce the Portfolio’s returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

Investment Style Risk: The Portfolio may use a particular style or set of styles — in this case “growth” styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Mid-Cap and Small-Cap Company Risk: The Portfolio’s investments in mid- and small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their securities as compared with larger companies. As a result, the value of such securities may be more volatile than the value of the securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. In general, these risks are greater for small-cap companies than for mid-cap companies.

Multiple Sub-Adviser Risk: The Adviser allocates the Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, the Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect the Portfolio’s performance. In addition, because each Sub-Adviser manages its allocated portion of the Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Portfolio’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate for its allocated portion of the Portfolio when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

Portfolio Management Risk: The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results.

Sector Risk: From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk: The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities, however, the Portfolio’s securities lending agent may indemnify the Portfolio against that risk. The Portfolio will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Portfolio may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.
Risk/Return Bar Chart and Table
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the past one, five and ten years (or since inception) through December 31, 2017 compared to the returns of a broad-based securities market index. The return of the broad-based securities market index shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class with the longest history. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Prior to April 2014, the Portfolio employed a volatility management strategy; returns prior to that date may have been different if the Portfolio had followed its current policies. For periods prior to June 2014, the performance shown below is that of the Portfolio’s predecessor, a series of AXA Premier VIP Trust that had a substantially identical investment objective, policies and strategies.
Calendar Year Annual Total Returns — Class IB

Best Quarter (% and time period)	Worst Quarter (% and time period)
20.34% (2009 2nd Quarter)	–27.15% (2008 4th Quarter)

Average Annual Total Returns
Average Annual Total Returns - Multimanager Mid Cap Growth Portfolio	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class IA	26.69%	14.38%	7.87%
Class IB	26.69%	14.39%	7.77%
Class K	26.95%	14.67%		14.65%	Aug. 26, 2011
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	24.46%	15.47%	9.62%